SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION
24.	SEGMENT INFORMATION

The Company uses operating segment information for decision-making. The Company identified only one operating segment that corresponds to the telecommunications business in Brazil.

In addition to the telecommunications business in Brazil, the Company conducts other businesses that individually or in aggregate do not meet any of the quantitative indicators that would require their disclosure as reportable business segments. These businesses refer basically to the following companies: Companhia Santomense de Telecomunicações, Listas Telefónicas de Moçambique, ELTA – Empresa de Listas Telefónicas de Angola, and Timor Telecom, which provide fixed and mobile telecommunications services and publish telephone directories, and which have been consolidated since May 2014.

The revenue generation is assessed by the Company based on a view segmented by customer, into the following categories:

•	Residential Services, focused on the sale of fixed telephony services, including voice services, data communication services (broadband), and pay TV;

•	Personal Mobility, focused on the sale of mobile telephony services to subscription and prepaid customers, and mobile broadband customers; and

•	SMEs/Corporate, which includes corporate solutions offered to small, medium-sized, and large corporate customers.

No single customer represent more than 10% of revenues neither 10% of receivables.

Telecommunications in Brazil

In preparing the unaudited interim condensed financial statements for this reportable segment, the transactions between the companies included in the segment have been eliminated. The financial information of this reportable segment for the nine months ended September 30, 2018 and 2017 is as follows:

	09/30/2018	09/30/2017
Residential	6,398,969	6,901,969
Personal mobility	5,421,545	5,757,257
SMEs/Corporate	4,546,985	4,926,586
Other services and businesses	175,246	189,469
Net operating revenue	16,542,745	17,775,281
Operating expenses
Depreciation and amortization	(4,377,699)	(4,242,856)
Interconnection	(492,495)	(579,196)
Personnel	(1,844,006)	(1,920,329)
Third-party services	(4,339,344)	(4,666,193)
Network maintenance services	(836,850)	(937,944)
Handset and other costs	(113,851)	(151,787)
Advertising and publicity	(236,287)	(282,710)
Rentals and Insurance	(3,185,553)	(3,199,082)
Provisions/reversals	(54,935)	35,783
Allowance for doubtful accounts	(931,349)	(517,725)
Taxes and other expenses	(192,819)	(306,718)
Other operating income, net	273,896	(175,342)
OPERATING INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	211,453	831,182
Reorganization items	32,379,577	(491,748)
FINANCIAL INCOME (EXPENSES)
Financial income	1,154,063	1,012,667
Financial expenses	(4,835,728)	(1,769,668)
PRETAX INCOME	28,909,365	(417,567)
Income tax and social contribution	103,565	(64,960)
LOSS FROM CONTINUING OPERATIONS	29,012,930	(482,527)

Reconciliation of revenue and profit (loss) for the nine months and information per geographic market.

In the nine months ended September 30, 2018 and 2017, the reconciliation of the revenue from the segment telecommunications in Brazil and total revenue is as follows:

	09/30/2018	09/30/2017
Net operating revenue
Revenue related to the reportable segment	16,542,745	17,775,281
Revenue related to other businesses	152,191	186,662
Consolidated net operating revenue	16,694,936	17,961,943

In the nine months ended September 30, 2018 and 2017, the reconciliation between the profit (loss) before financial income (expenses) and taxes of the segment telecommunications in Brazil and the profit (loss) before financial income (expenses) and taxes is as follows:

	09/30/2018	09/30/2017
Profit (loss) before financial and taxes
Telecommunications in Brazil	211,453	831,182
Other businesses	(35,532)	(4,912)
Consolidated income before financial and taxes(*)	175,921	826,270

(*)	Not include reorganization items, net.

Total assets, liabilities and tangible and intangible assets per geographic market as at September 30, 2018 and December 31, 2017 are as follows:

	09/30/2018
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	64,461,226	37,614,046	27,448,192	8,254,772	3,855,478
Other, primarily Africa	5,359,973	636,966	153,058	56,268	28,984

	12/31/2017
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	66,311,553	80,316,703	26,934,278	9,206,776	4,258,545
Other, primarily Africa	4,675,216	354,127	149,176	48,063	57,947

No single customer accounts for more than 10% of consolidated revenue.

23.     SEGMENT INFORMATION

The Company uses operating segment information for decision-making. The Company identified only one operating segment that corresponds to the telecommunications business in Brazil.

In addition to the telecommunications business in Brazil, the Company conducts other businesses that individually or in aggregate do not meet any of the quantitative indicators that would require their disclosure as reportable business segments. These businesses refer basically to the following companies: Companhia Santomense de Telecomunicações, Listas Telefónicas de Moçambique, ELTA – Empresa de Listas Telefónicas de Angola, and Timor Telecom, which provide fixed and mobile telecommunications services and publish telephone directories, and which have been consolidated since May 2014.

The revenue generation is assessed by the Company based on a view segmented by customer, into the following categories:

•	Residential Services, focused on the sale of fixed telephony services, including voice services, data communication services (broadband), and pay TV;

•	Personal Mobility, focused on the sale of mobile telephony services to subscription and prepaid customers, and mobile broadband customers; and

•	SMEs/Corporate, which includes corporate solutions offered to small, medium-sized, and large corporate customers.

No single customer represent more than 10% of revenues neither 10% of receivables,

Telecommunications in Brazil

In preparing the financial statements for this reportable segment, the transactions between the companies included in the segment have been eliminated. The financial information of this reportable segment for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Residential	9,170,835	9,376,266	9,779,218
Personal mobility	7,644,515	7,848,610	8,430,890
SMEs/Corporate	6,485,898	7,606,598	7,973,893
Other services and businesses	255,692	332,078	257,090

Net operating revenue	23,556,940	25,163,552	26,441,091

Operating expenses
Depreciation and amortization	(5,803,487)	(6,128,402)	(5,996,157)
Interconnection	(771,212)	(1,141,786)	(1,757,277)
Personnel	(2,749,038)	(2,750,323)	(2,618,139)
Third-party services	(6,149,189)	(6,243,623)	(6,154,900)
Network maintenance services	(1,235,760)	(1,501,701)	(1,860,646)
Handset and other costs	(214,102)	(252,265)	(226,826)
Advertising and publicity	(410,495)	(427,463)	(379,537)
Rentals and Insurance	(4,152,521)	(4,284,672)	(3,553,881)
Provisions/reversals	(143,517)	(1,056,436)	(1,836,380)
Allowance for doubtful accounts	(740,575)	(622,527)	(692,935)
Impairment losses		(225,512)	(501,465)
Taxes and other expenses	(277,372)	(399,123)	(961,957)
Other operating income, net	(1,234,477)	(132,211)
Reorganization items, net	(2,371,919)	(9,005,998)

OPERATING INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	(2,696,724)	(9,008,490)	(99,009)

FINANCIAL INCOME (EXPENSES)
Financial income	1,331,699	944,611	4,493,042
Financial expenses	(2,075,430)	(4,539,997)	(11,420,837)

PRETAX INCOME	(3,440,455)	(12,603,876)	(7,026,804)

Income tax and social contribution	(1,498,216)	(87,379)	(3,202,817)

LOSS FROM CONTINUING OPERATIONS	(4,938,671)	(12,691,255)	(10,229,621)

Reconciliation of revenue and income (loss) and information per geographic market

In the years ended December 31, 2017, 2016 and 2015, the reconciliation of the revenue of the segment Telecommunications in Brazil and total consolidated revenue is as follows:

	2017	2016	2015
Net operating revenue
Revenue related to the reportable segment	23,556,940	25,163,552	26,441,091
Revenue related to other businesses	232,714	832,871	912,674

Consolidated net operating revenue	23,789,654	25,996,423	27,353,765

In the years ended December 31, 2017, 2016 and 2015, the reconciliation between the profit (loss) before taxes of the segment telecommunications in Brazil and the consolidated profit (loss) before taxes is as follows:

	2017	2016	2015
Profit (loss) before taxes
Telecommunications in Brazil	(3,440,455)	(12,603,876)	(7,026,804)
Other businesses	(938,193)	(830,752)	479,688

Consolidated income before taxes	(4,378,648)	(13,434,628)	(6,547,116)

Total assets, liabilities and property, plant and equipment and intangible assets per geographic market at December 31, 2017 and 2016 are as follows:

	2017
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	66,311,553	80,316,703	26,934,278	9,206,776	4,258,545
Other, primarily Africa	4,675,216	354,127	149,176	48,063	57,947

	2016
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	68,642,952	78,851,283	25,696,473	10,353,896	3,120,854
Other, primarily Africa	5,403,903	544,865	383,359	157,163	142,717

No single customer accounts for more than 10% of consolidated revenue.